INCOME TAX - Component of loss before income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Loss before income tax	$ (749,142)	$ (724,271)	$ (108,678)
Total current tax provision	1,113	292	1,637
Total deferred tax expense	(126)		216
Actual income tax expense	1,113	292	1,853
The PRC, excluding Hong Kong
INCOME TAX
Loss before income tax	(514,816)	(652,302)	(113,598)
Total current tax provision	727	73	852
Germany
INCOME TAX
Loss before income tax	(5,370)	801	2,060
Total current tax provision	332	400	603
UK
INCOME TAX
Loss before income tax	(166,174)	821	2,415
Total current tax provision		(187)	182
Total deferred tax expense			216
Netherlands
INCOME TAX
Loss before income tax	(46,774)	(47,710)	(1,415)
Cayman Islands
INCOME TAX
Loss before income tax	(4,383)	(25,598)	$ 1,860
Hong Kong
INCOME TAX
Loss before income tax	(1,859)	78
Others
INCOME TAX
Loss before income tax	(9,766)	(361)
Total current tax provision	$ 54	$ 6